Quarterly Holdings Report
for

Fidelity® Consumer Discretionary Central Fund

June 30, 2019

CDCIP-QTLY-0819
1.851896.112

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	39,995	$6,455,993
Beverages - 0.3%
Distillers & Vintners - 0.2%
Constellation Brands, Inc. Class A (sub. vtg.)	26,035	5,127,333
Soft Drinks - 0.1%
Luckin Coffee, Inc. ADR	19,400	378,106
Monster Beverage Corp. (a)	17,300	1,104,259
		1,482,365

TOTAL BEVERAGES		6,609,698

Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	57,000	4,260,180
Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (a)	288,300	7,671,663
Pool Corp.	23,200	4,431,200
		12,102,863
Diversified Consumer Services - 1.3%
Education Services - 1.3%
Grand Canyon Education, Inc. (a)	186,730	21,851,145
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	38,900	3,756,962
		25,608,107
Entertainment - 0.5%
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	34,200	2,265,750
Netflix, Inc. (a)	9,800	3,599,736
World Wrestling Entertainment, Inc. Class A	54,000	3,899,340
		9,764,826
Food & Staples Retailing - 1.2%
Food Distributors - 0.5%
Performance Food Group Co. (a)	222,575	8,909,677
Hypermarkets & Super Centers - 0.7%
BJ's Wholesale Club Holdings, Inc.	364,900	9,633,360
Walmart, Inc.	44,500	4,916,805
		14,550,165

TOTAL FOOD & STAPLES RETAILING		23,459,842

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc. (a)	32,495	998,571
Hotels, Restaurants & Leisure - 21.8%
Casinos & Gaming - 1.8%
Boyd Gaming Corp.	217,700	5,864,838
Churchill Downs, Inc.	61,590	7,087,161
Eldorado Resorts, Inc. (a)	314,459	14,487,126
Wynn Resorts Ltd.	72,444	8,982,332
		36,421,457
Hotels, Resorts & Cruise Lines - 7.8%
Hilton Grand Vacations, Inc. (a)	259,700	8,263,654
Hilton Worldwide Holdings, Inc.	133,626	13,060,605
Marriott International, Inc. Class A	294,708	41,344,585
Marriott Vacations Worldwide Corp.	157,577	15,190,423
Royal Caribbean Cruises Ltd.	519,228	62,935,626
Wyndham Destinations, Inc.	158,565	6,961,004
Wyndham Hotels & Resorts, Inc.	153,743	8,569,635
		156,325,532
Leisure Facilities - 1.7%
Drive Shack, Inc. (a)	561,017	2,631,170
Planet Fitness, Inc. (a)	268,063	19,418,484
Vail Resorts, Inc.	51,509	11,495,779
		33,545,433
Restaurants - 10.5%
ARAMARK Holdings Corp.	395,764	14,271,250
Chipotle Mexican Grill, Inc. (a)	24,100	17,662,408
Domino's Pizza, Inc.	70,820	19,707,790
Dunkin' Brands Group, Inc.	1,196	95,273
McDonald's Corp.	500,430	103,919,294
Restaurant Brands International, Inc.	137,600	9,569,113
Starbucks Corp.	75,600	6,337,548
U.S. Foods Holding Corp. (a)	308,800	11,042,688
Yum! Brands, Inc.	233,427	25,833,366
		208,438,730

TOTAL HOTELS, RESTAURANTS & LEISURE		434,731,152

Household Durables - 2.9%
Home Furnishings - 0.1%
Mohawk Industries, Inc. (a)	5,400	796,338
Homebuilding - 2.8%
Cavco Industries, Inc. (a)	24,346	3,835,469
D.R. Horton, Inc.	503,000	21,694,390
Lennar Corp. Class A	317,750	15,398,165
NVR, Inc. (a)	4,540	15,300,935
		56,228,959

TOTAL HOUSEHOLD DURABLES		57,025,297

Interactive Media & Services - 0.6%
Interactive Media & Services - 0.6%
Alphabet, Inc. Class A (a)	11,400	12,343,920
Internet & Direct Marketing Retail - 27.6%
Internet & Direct Marketing Retail - 27.6%
Amazon.com, Inc. (a)	251,627	476,488,433
The Booking Holdings, Inc. (a)	37,357	70,033,541
The RealReal, Inc.	4,200	117,600
Wayfair LLC Class A (a)	20,500	2,993,000
		549,632,574
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (a)	48,600	5,562,756
Leisure Products - 0.3%
Leisure Products - 0.3%
Mattel, Inc. (a)(b)	227,000	2,544,670
OneSpaWorld Holdings Ltd. (a)	179,239	2,778,205
		5,322,875
Multiline Retail - 5.9%
General Merchandise Stores - 5.9%
B&M European Value Retail SA	542,643	2,296,869
Dollar General Corp.	342,580	46,303,113
Dollar Tree, Inc. (a)	559,653	60,101,136
Ollie's Bargain Outlet Holdings, Inc. (a)	93,900	8,179,629
		116,880,747
Software - 0.1%
Application Software - 0.1%
2U, Inc. (a)	69,177	2,603,822
Specialty Retail - 28.4%
Apparel Retail - 9.9%
Burlington Stores, Inc. (a)	389,119	66,208,598
Ross Stores, Inc.	486,749	48,246,561
The Children's Place Retail Stores, Inc.	169,476	16,164,621
TJX Companies, Inc.	1,261,573	66,711,980
		197,331,760
Automotive Retail - 2.9%
AutoZone, Inc. (a)	19,973	21,959,714
Monro, Inc.	86,000	7,335,800
O'Reilly Automotive, Inc. (a)	78,068	28,832,074
		58,127,588
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	254,000	17,711,420
Home Improvement Retail - 13.2%
Floor & Decor Holdings, Inc. Class A (a)	203,014	8,506,287
Lowe's Companies, Inc.	804,519	81,184,012
The Home Depot, Inc.	834,041	173,455,507
		263,145,806
Specialty Stores - 1.5%
Five Below, Inc. (a)	63,600	7,633,272
Ulta Beauty, Inc. (a)	65,400	22,686,606
		30,319,878

TOTAL SPECIALTY RETAIL		566,636,452

Textiles, Apparel & Luxury Goods - 7.9%
Apparel, Accessories & Luxury Goods - 5.9%
adidas AG	5,441	1,679,760
Canada Goose Holdings, Inc. (a)(b)	86,983	3,366,934
Capri Holdings Ltd. (a)	370,392	12,845,195
Carter's, Inc.	57,700	5,628,058
G-III Apparel Group Ltd. (a)	119,843	3,525,781
Kering SA	8,315	4,917,538
lululemon athletica, Inc. (a)	12,000	2,162,520
LVMH Moet Hennessy Louis Vuitton SE	18,886	8,028,921
PVH Corp.	342,505	32,414,673
Tapestry, Inc.	884,830	28,075,656
VF Corp.	167,500	14,631,125
		117,276,161
Footwear - 2.0%
NIKE, Inc. Class B	465,356	39,066,636
Puma AG	33,090	2,206,802
		41,273,438

TOTAL TEXTILES, APPAREL & LUXURY GOODS		158,549,599

TOTAL COMMON STOCKS
(Cost $1,392,237,232)		1,998,549,274

Money Market Funds - 0.3%
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)
(Cost $5,263,816)	5,263,289	5,263,816
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,397,501,048)		2,003,813,090
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,426,787)
NET ASSETS - 100%		$1,994,386,303

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$98,065
Fidelity Securities Lending Cash Central Fund	45,040
Total	$143,105

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.